GENERAL (Details Textual) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
General [Line Items]
Loss		$ (15,365)	$ (7,022)	$ (1,145)
Retained Earnings (Accumulated Deficit)		(23,787)	(8,422)
Cash Equivalents And Short Term Investments		19,332
Stock Issued During Period, Value, New Issues			31,405
Subsequent Event [Member]
General [Line Items]
Warrants Exercisable Term	five and one-half year
Common Stock [Member]
General [Line Items]
Loss		$ 0	0	$ 0
Stock Issued During Period, Value, New Issues			$ 9
Common Stock [Member] | Subsequent Event [Member]
General [Line Items]
Stock Issued During Period, Value, New Issues	$ 6,700
Proceeds from Issuance of Common Stock	$ 6,100